Shareholders' Equity (Details)							12 Months Ended
		Nov. 28, 2024 shares	Nov. 21, 2024 USD ($)	Nov. 19, 2024 USD ($) shares	Oct. 23, 2024 USD ($) $ / shares shares	Jul. 15, 2024	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue (in Shares)	[1]						20,000,000,000	20,000,000,000		20,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]						$ 0.0000025	$ 0.0000025
Forward stock split ratio of ordinary shares						1-for-4
Ordinary shares, issued (in Shares)	[1]						21,173,413	20,000,000		21,173,413
Ordinary shares, outstanding (in Shares)	[1]						21,173,413	20,000,000		21,173,413
Total registered capital							$ 3,270,000			¥ 21,575,000
Capital contributions											$ 461,041	¥ 3,000,000	$ 113,636	¥ 790,000	$ 1,160,000	¥ 8,000,000
Remaining capital investment to be contributed							1,540,000			¥ 9,785,000
Proceeds from initial public offering, net of expenses | $							$ 4,117,955
Share purchase warrants, number of shares to be sold (in Shares)					52,500
Share purchase warrants, percentage of offering price per share					125.00%
Ordinary shares issuable under equity incentive plan (in Shares)		2,000,000
Number of shares shares issued under equity incentive plan (in Shares)
General reserve annual appropriate percentage of after tax profits							10.00%
General reserve annual appropriate percentage of registered capital							50.00%
General reserve | $							$ 343,077	343,077
Paid in capital and statutory reserve | $							$ 5,038,427	$ 2,081,256
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue (in Shares)							5,000,000,000			5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares							$ 0.00001
Authorized share capital, value | $							$ 50,000
Initial public offering of ordinary shares (in Shares)	[2]						1,173,413
IPO [Member]
Shareholders’ Equity [Line Items]
Initial public offering of ordinary shares (in Shares)					1,050,000
Shares issued, price per share (in Dollars per share) | $ / shares					$ 4
Proceeds from initial public offering, net of expenses | $			$ 2,900,000		$ 2,400,000
Share purchase option, term							45 days
Share purchase option, number of ordinary shares (in Shares)							157,500
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued upon partial exercise of over-allotment option (in Shares)				123,413
Net proceeds from partial exercise of over-allotment option | $				$ 432,000

[1]	Share and per share data are presented on a retroactive basis to reflect the reorganization and the forward split at a ratio of 1-for-4, with effective date of July 15, 2024.
[2]	Share and per share data are presented on a retroactive basis to reflect the reorganization and the forward split at a ratio of 1-for-4, with effective date of July 15, 2024.